Income Taxes - Schedule of Effective Income Tax Rate Reconciliation (Detail)	12 Months Ended
	Mar. 27, 2021	Mar. 28, 2020	Mar. 30, 2019
Income Tax Disclosure [Abstract]
Canadian statutory rate	26.20%	26.60%	26.80%
Rate differential for U.S. operations	0.00%	0.00%	0.10%
Utilization of unrecognized losses and other tax attributes	(27.30%)	(26.40%)	(26.20%)
Permanent differences and other	1.10%	(0.20%)	(0.70%)
Total	0.00%	0.00%	0.00%